Interim Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		49 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (199,280)	$ (86,164)	$ (806,737)	$ (41,727)	$ (911,471)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and Amortization	50,265	16,822	66,978	0	66,978
Expenses paid by shareholder	0	0	0	9,389	9,389
Stock Compensation	0	0	562,489	0	562,489
Changes in operating assets and Liabilities:
Decrease in accounts receivable	0	(1,530)	0	5,175	0
Increase (decrease) in accounts payable and accrued liabilities	(5,029)	(21,851)	(14,850)	23,247	12,372
Net cash used in operating activities	(154,044)	(92,723)	(192,120)	(3,916)	(260,243)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of intangible Asset	0	(150,000)	(150,000)	0	(150,000)
Purchase of property or Equipment	0	(2,079)	(2,079)	0	(2,079)
Net cash provided by (used in) investing activities	0	(152,079)	(152,079)	0	(152,079)
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from (payments to) related party	(4,321)	(50)	4,271	650	4,921
Issuance of common stock for cash	0	550,000	550,000	0	617,500
Net cash provided by (used in) financing activities	(4,321)	549,950	554,271	650	622,421
Net increase (decrease) in cash and cash equivalents	(158,365)	305,148	210,072	(3,266)	210,099
Cash and cash equivalents - beginning of period	210,099	27	27	3,293	0
Cash and cash equivalents - end of period	51,734	305,175	210,099	27	210,099
Supplemental Cash Flow Disclosure:
Cash paid for interest	0	0	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0